Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.20%	30.20%	30.20%
Deferred tax assets recognized by entities that have suffered a loss in either the preceding or current period	¥ 629	¥ 19,414
Aggregate amounts of temporary differences relating to investments in subsidiaries and interests in joint ventures for which deferred tax liabilities are not recognized	¥ 8,112,152	6,956,545
Japan [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	30.20%
Deferred tax expense (income) relating to origination and reversal of temporary differences		¥ 96,195
Foreign [member] | Subsidiaries and Joint Ventures [member]
Disclosure of income taxes [Line Items]
Minimum tax rate	15.00%
Foreign [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	16.00%
Foreign [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Statutory income tax rate	34.00%